STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues
Operating expenses
Research & development	8,070	24,850	26,976	51,174	82,290	266,574
General and administrative	1,183,669	9,788	1,293,009	47,068	192,899	225,578
Total operating expense	1,191,740	34,638	1,319,986	98,242	275,189	492,152
Loss from operations	(1,191,740)	(34,638)	(1,319,986)	(98,242)	(275,190)	(492,152)
Other income (expense):
Interest expense	6,807	5,571	17,833	23,427	(63,295)	(11,563)
Foreign exchange (gain) loss	270		257
Total other income (expense)	(7,064)	(5,571)	(18,090)	(23,427)
Net loss	(1,198,804)	(40,209)	(1,338,076)	(121,669)	$ (338,484)	$ (503,715)
Other comprehensive income (loss):
Foreign currency translations
Comprehensive loss	$ (1,198,804)	$ (40,209)	$ (1,338,076)	$ (121,669)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.10)	$ 0.00	$ (0.11)	$ (0.01)	$ (0.03)	$ (0.12)
Weighted average common shares outstanding - basic and diluted (in shares)	12,606,097	10,527,778	12,047,325	10,327,502	10,862,556	4,340,862